Investment Securities - Gross Unrealized Losses and Fair Value of Company's Investments Securities with Unrealized Losses (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013
Schedule Of Fair Value And Gross Unrealized Losses [Abstract]
Fair Value Less Than 12 Months	$ 25,010
Unrealized Losses Less Than 12 Months	(726)
Fair Value 12 Months or Greater	395
Unrealized Losses 12 Months or Greater	(31)
Fair Value Total	25,405
Unrealized Losses Total	(757)
Fair Value Less Than 12 Months	16,728
Unrealized Losses Less Than 12 Months	(601)
Fair Value 12 Months or Greater	1,935
Unrealized Losses 12 Months or Greater	(174)
Fair Value Total	18,663
Unrealized Losses Total	(775)
U.S. Treasury and agencies [Member]
Schedule Of Fair Value And Gross Unrealized Losses [Abstract]
Fair Value Less Than 12 Months	1,085
Unrealized Losses Less Than 12 Months	(79)
Fair Value 12 Months or Greater
Unrealized Losses 12 Months or Greater
Fair Value Total	1,085
Unrealized Losses Total	(79)
Fair Value Less Than 12 Months	849
Unrealized Losses Less Than 12 Months	(59)
Fair Value 12 Months or Greater	93
Unrealized Losses 12 Months or Greater	(8)
Fair Value Total	942
Unrealized Losses Total	(67)
Residential [Member] | Agency [Member]
Schedule Of Fair Value And Gross Unrealized Losses [Abstract]
Fair Value Less Than 12 Months	23,922
Unrealized Losses Less Than 12 Months	(647)
Fair Value 12 Months or Greater	373
Unrealized Losses 12 Months or Greater	(18)
Fair Value Total	24,295
Unrealized Losses Total	(665)
Fair Value Less Than 12 Months	14,015
Unrealized Losses Less Than 12 Months	(484)
Fair Value 12 Months or Greater	1,056
Unrealized Losses 12 Months or Greater	(45)
Fair Value Total	15,071
Unrealized Losses Total	(529)
Residential [Member] | Residential Non-Agency Prime [Member]
Schedule Of Fair Value And Gross Unrealized Losses [Abstract]
Fair Value Less Than 12 Months	65
Unrealized Losses Less Than 12 Months	(1)
Fair Value 12 Months or Greater	182
Unrealized Losses 12 Months or Greater	(11)
Fair Value Total	247
Unrealized Losses Total	(12)
Residential [Member] | Residential Non-Agency Non-Prime [Member]
Schedule Of Fair Value And Gross Unrealized Losses [Abstract]
Fair Value Less Than 12 Months	74
Unrealized Losses Less Than 12 Months	(1)
Fair Value 12 Months or Greater	57
Unrealized Losses 12 Months or Greater	(4)
Fair Value Total	131
Unrealized Losses Total	(5)
Asset Backed Securities Other [Member]
Schedule Of Fair Value And Gross Unrealized Losses [Abstract]
Fair Value Less Than 12 Months
Unrealized Losses Less Than 12 Months
Fair Value 12 Months or Greater	10
Unrealized Losses 12 Months or Greater	(2)
Fair Value Total	10
Unrealized Losses Total	(2)
Fair Value Less Than 12 Months	23
Unrealized Losses Less Than 12 Months
Fair Value 12 Months or Greater	3
Unrealized Losses 12 Months or Greater
Fair Value Total	26
Unrealized Losses Total
Obligations of state and political subdivisions [Member]
Schedule Of Fair Value And Gross Unrealized Losses [Abstract]
Fair Value Less Than 12 Months	3
Unrealized Losses Less Than 12 Months
Fair Value 12 Months or Greater
Unrealized Losses 12 Months or Greater
Fair Value Total	3
Unrealized Losses Total
Fair Value Less Than 12 Months	1,479
Unrealized Losses Less Than 12 Months	(51)
Fair Value 12 Months or Greater	10
Unrealized Losses 12 Months or Greater
Fair Value Total	1,489
Unrealized Losses Total	(51)
Other debt securities [Member]
Schedule Of Fair Value And Gross Unrealized Losses [Abstract]
Fair Value Less Than 12 Months
Unrealized Losses Less Than 12 Months
Fair Value 12 Months or Greater	12
Unrealized Losses 12 Months or Greater	(11)
Fair Value Total	12
Unrealized Losses Total	(11)
Corporate debt securities [Member]
Schedule Of Fair Value And Gross Unrealized Losses [Abstract]
Fair Value Less Than 12 Months	223
Unrealized Losses Less Than 12 Months	(5)
Fair Value 12 Months or Greater	418
Unrealized Losses 12 Months or Greater	(89)
Fair Value Total	641
Unrealized Losses Total	(94)
Perpetual preferred securities [Member]
Schedule Of Fair Value And Gross Unrealized Losses [Abstract]
Fair Value Less Than 12 Months
Unrealized Losses Less Than 12 Months
Fair Value 12 Months or Greater	116
Unrealized Losses 12 Months or Greater	(17)
Fair Value Total	116
Unrealized Losses Total	$ (17)